Exceptional items - Summary of Tax Impacts On Exceptional Items (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of tax impacts on exceptional items [Line Items]
Current tax expense	$ 143	$ 34	$ 159
Deferred tax expense	(47)	(54)	(3)
Total current and deferred tax	96	(20)	156
Exceptional Items [member]
Disclosure of tax impacts on exceptional items [Line Items]
Current tax expense	(2)	14	4
Deferred tax expense	5	38	16
Total current and deferred tax	3	52	20
Derecognition of right-of-use assets and lease liabilities | Exceptional Items [member]
Disclosure of tax impacts on exceptional items [Line Items]
Current tax expense	0
Deferred tax expense	0	(4)
Provision for onerous contractual expenditure | Exceptional Items [member]
Disclosure of tax impacts on exceptional items [Line Items]
Current tax expense	0
Deferred tax expense	0	2
Reorganisation costs | Exceptional Items [member]
Disclosure of tax impacts on exceptional items [Line Items]
Current tax expense	0	3	4
Deferred tax expense	0	2
Acquisition and integration costs | Exceptional Items [member]
Disclosure of tax impacts on exceptional items [Line Items]
Current tax expense	0	1
Deferred tax expense	0
Litigation | Exceptional Items [member]
Disclosure of tax impacts on exceptional items [Line Items]
Current tax expense	0
Deferred tax expense	4		6
Impairment loss on financial assets | Exceptional Items [member]
Disclosure of tax impacts on exceptional items [Line Items]
Current tax expense	0	4
Deferred tax expense	0	2
Other impairment charges | Exceptional Items [member]
Disclosure of tax impacts on exceptional items [Line Items]
Current tax expense	0	6
Deferred tax expense	1	37	18
Financial Expenses [Member] | Exceptional Items [member]
Disclosure of tax impacts on exceptional items [Line Items]
Current tax expense	0
Deferred tax expense	0	3
Fair value gains on contingent purchase consideration | Exceptional Items [member]
Disclosure of tax impacts on exceptional items [Line Items]
Current tax expense	0
Deferred tax expense	0	$ (4)	(6)
Adjustments in respect of prior years | Exceptional Items [member]
Disclosure of tax impacts on exceptional items [Line Items]
Current tax expense	(2)
Deferred tax expense	$ 0		$ (2)